Private Placement (Details) - USD ($)		1 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended
	Jan. 04, 2021	Mar. 19, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Private Placement (Details) [Line Items]
Additional shares of private units				12,000,000
Public unit price per share (in Dollars)			$ 10
Private Placement [Member]
Private Placement (Details) [Line Items]
Additional shares of private units			36,000
Private units price per share (in Dollars per share)			$ 10
EarlyBirdCapital [Member]
Private Placement (Details) [Line Items]
Purchased aggregate shares			390,000		390,000
Purchase price per share (in Dollars per share)		$ 10	$ 10		$ 10
Total purchase price (in Dollars)			$ 3,900,000
Additional shares of private units		26,000	9,000
Generating gross proceeds (in Dollars)		$ 260,000			$ 3,900,000
Sponsor [Member]
Private Placement (Details) [Line Items]
Additional shares of private units			330,000
Purchased units			60,000
Additional shares of private units	2,875,000		27,000